INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
Purchased software and Medical License Intangibles
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

7.     INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Software	1,305	1,331	204
Medical license	5,300	5,300	812
Total	6,605	6,631	1,016
Less: Accumulated amortization	(1,405)	(2,035)	(312)
Land use rights, net	5,200	4,596	704

Amortization expense for the years ended December 31, 2018, 2019 and 2020 amounted to RMB 530, RMB 577 and RMB 630 (US$97), respectively.

The estimated aggregate amortization expense for each of the five succeeding years is as follows:

Year ending December 31,	RMB
2021	758
2022	349
2023	355
2024	355
2025	355
Thereafter	2,424
Total	4,596